Taxation (PRC Corporate Income Tax) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
State Administration of Taxation, China [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
Preferential income tax rate period (years)	3 years
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu New Momentum [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu Internet [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Video Tianjin [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu Media [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Gamespace [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Changyou Chuangxiang [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Gamease [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | AmazGame [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sogou Network [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sogou Information [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sogou Technology [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | Software Enterprise [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	12.50%
Preferential income tax rate period (years)	3 years
Income tax exemption period beginning with first profitable year	2 years
Tax rate reduction rate	50.00%
State Administration of Taxation, China [Member] | Key National Software Enterprise [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	10.00%
State Administration of Taxation, China [Member] | Key National Software Enterprise [Member] | Changyou Chuangxiang [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	10.00%
State Administration of Taxation, China [Member] | Key National Software Enterprise [Member] | AmazGame [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	10.00%